Business Segments [Text Block]	6 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Business Segments [Text Block]

Business Segment Analysis

Starting from April 1, 2018, as part of our current medium-term business plan, we have reorganized our business groups in an effort to further integrate the expertise and capabilities of our subsidiaries to respond to the needs of our customers more effectively and efficiently. We make and execute unified group-wide strategies based on customer characteristics and the nature of business and have accordingly integrated the operations of our group companies into six business groups—Retail & Commercial Banking, Japanese Corporate & Investment Banking, Global Corporate & Investment Banking, Global Commercial Banking, Asset Management & Investor Services, and Global Markets. Our reporting segments consist of these six business groups, which serve as the core sources of our revenue, as well as “Other,” which represents the operations that are not covered under the six core business groups and the elimination of duplicated amounts of net revenues among business segments, as further described below.

We measure the performance of each of our business segments primarily in terms of “operating profit.” Operating profit and other segment information in this Report are based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with our unaudited condensed consolidated financial statements prepared in accordance with U.S. GAAP. For example, operating profit does not reflect items such as a component of the provision for (reversal of) credit losses (primarily equivalent to the formula allowance under U.S. GAAP), foreign exchange gains (losses) and investment securities gains (losses). We do not use information on the segments’ total assets to allocate our resources and assess performance. Accordingly, business segment information on total assets is not presented.

The following is a brief explanation of our business segments:

Retail & Commercial Banking Business Group—Covers the domestic retail and commercial banking businesses of MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings, Mitsubishi UFJ NICOS and other group companies of MUFG. This business group offers retail and small and medium-sized enterprise customers in Japan an extensive array of commercial banking, trust banking and securities products and services.

Japanese Corporate & Investment Banking Business Group—Covers the large Japanese corporate businesses of MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings, including the transaction banking, investment banking, trust banking and securities businesses. This business group offers large Japanese corporations advanced financial solutions designed to respond to their diversified and globalized needs and to contribute to their business and financial strategies through the global network of our group companies.

Global Corporate & Investment Banking Business Group—Covers the corporate, investment and transaction banking businesses of MUFG Bank and Mitsubishi UFJ Securities Holdings. Through a global network of offices and branches, this business group provides non-Japanese large corporate and financial institution customers outside Japan with a comprehensive set of solutions that meet their increasingly diverse and sophisticated financing needs.

Global Commercial Banking Business Group—Covers the retail and commercial banking businesses of MUFG Union Bank and Krungsri. This business group offers a comprehensive array of financial products and services such as loans, deposits, fund transfers, investments and asset management services for local retail, small and medium-sized enterprise, and corporate customers across the Asia-Pacific region.

Asset Management & Investor Services Business Group—Covers the asset management and asset administration businesses of Mitsubishi UFJ Trust and Banking and MUFG Bank. By integrating the trust banking expertise of Mitsubishi UFJ Trust and Banking and the global strengths of MUFG Bank, the business group offers a full range of asset management and administration services for corporations and pension funds, including pension fund management and administration, advice on pension structures, and payments to beneficiaries, and also offer investment trusts for retail customers.

Global Markets Business Group—Covers the customer business and the treasury operations of MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings. The customer business includes sales and trading in fixed income instruments, currencies and equities as well as other investment products, and origination and distribution of financial products. The treasury operations include asset and liability management as well as global investments for the MUFG Group.

Other—Consisted mainly of the corporate centers of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Morgan Stanley Securities. The elimination of duplicated amounts of net revenues among business segments was also reflected in Other.

Below we have restated our prior business segment information and relevant discussion to reflect the reorganization of our business groups described above and the transfer of corporate loan-related businesses of the Trust Bank to the Bank in April 2018.

The following tables set forth our business segment information based on our reorganized business groups for the fiscal years ended March 31, 2016, 2017 and 2018:

	Customer Business
Fiscal year ended March 31, 2016	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total	Global Markets Business Group	Other	Total(1)
	(in billions)
Net revenue	¥1,645.9	¥568.1	¥431.0	¥599.0	¥176.2	¥3,420.2	¥715.5	¥57.7	¥4,193.4
BK and TB(2):	885.5	476.6	292.4	(2.0)	74.2	1,726.7	531.6	137.7	2,396.0
Net interest income	524.3	161.5	114.2	(2.0)	—	798.0	271.9	256.6	1,326.5
Net fees	319.7	227.9	175.3	—	74.2	797.1	(23.7)	(79.7)	693.7
Other	41.5	87.2	2.9	—	—	131.6	283.4	(39.2)	375.8
Other than BK and TB	760.4	91.5	138.6	601.0	102.0	1,693.5	183.9	(80.0)	1,797.4
Operating expenses	1,234.9	292.0	233.2	436.9	104.4	2,301.4	212.5	152.4	2,666.3

Operating profit (loss)	¥411.0	¥276.1	¥197.8	¥162.1	¥71.8	¥1,118.8	¥503.0	¥(94.7)	¥1,527.1

Notes:

(1)

In accordance with internal management accounting rules and practices, the transfer of corporate loan-related businesses of the Trust Bank to the Bank in April 2018 resulted in a decrease of the total operating profit by ¥23.9 billion for the fiscal year ended March 31, 2016.

(2)	“BK and TB” is a sum of MUFG Bank, Ltd. on a stand-alone basis and Mitsubishi UFJ Trust and Banking Corporation on a stand-alone basis.

	Customer Business
Fiscal year ended March 31, 2017	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total	Global Markets Business Group	Other	Total(1)
	(in billions)
Net revenue	¥1,568.0	¥527.1	¥418.3	¥628.6	¥176.7	¥3,318.7	¥686.8	¥56.3	¥4,061.8
BK and TB(2):	817.0	446.9	275.6	(1.8)	72.7	1,610.4	491.5	88.6	2,190.5
Net interest income	482.0	143.8	107.3	(1.7)	—	731.4	291.0	199.4	1,221.8
Net fees	300.6	245.0	177.3	—	72.7	795.6	(8.2)	(98.8)	688.6
Other	34.4	58.1	(9.0)	(0.1)	—	83.4	208.7	(12.0)	280.1
Other than BK and TB	751.0	80.2	142.7	630.4	104.0	1,708.3	195.3	(32.3)	1,871.3
Operating expenses	1,234.1	290.0	236.0	435.8	114.7	2,310.6	217.4	162.3	2,690.3

Operating profit (loss)	¥333.9	¥237.1	¥182.3	¥192.8	¥62.0	¥1,008.1	¥469.4	¥(106.0)	¥1,371.5

Notes:

(1)

In accordance with internal management accounting rules and practices, the transfer of corporate loan-related businesses of the Trust Bank to the Bank in April 2018 resulted in a decrease of the total operating profit by ¥24.3 billion for the fiscal year ended March 31, 2017.

(2)	“BK and TB” is a sum of MUFG Bank, Ltd. on a stand-alone basis and Mitsubishi UFJ Trust and Banking Corporation on a stand-alone basis.

	Customer Business
Fiscal year ended March 31, 2018	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total	Global Markets Business Group	Other	Total(1)
	(in billions)
Net revenue	¥1,584.3	¥522.6	¥378.6	¥666.3	¥190.4	¥3,342.2	¥565.2	¥10.7	¥3,918.1
BK and TB(2):	785.9	439.8	246.3	(3.5)	83.8	1,552.3	368.6	109.0	2,029.9
Net interest income	465.8	150.7	95.2	(3.4)	—	708.3	182.0	229.4	1,119.7
Net fees	288.4	233.2	153.1	—	83.8	758.5	(12.2)	(79.1)	667.2
Other	31.7	55.9	(2.0)	(0.1)	—	85.5	198.8	(41.3)	243.0
Other than BK and TB	798.4	82.8	132.3	669.8	106.6	1,789.9	196.6	(98.3)	1,888.2
Operating expenses	1,227.6	295.6	242.8	463.6	119.4	2,349.0	225.7	142.8	2,717.5

Operating profit (loss)	¥356.7	¥227.0	¥135.8	¥202.7	¥71.0	¥993.2	¥339.5	¥(132.1)	¥1,200.6

Notes:

(1)

In accordance with internal management accounting rules and practices, the transfer of corporate loan-related businesses of the Trust Bank to the Bank in April 2018 resulted in a decrease of the total operating profit by ¥23.5 billion for the fiscal year ended March 31, 2018.

(2)	“BK and TB” is a sum of MUFG Bank, Ltd. on a stand-alone basis and Mitsubishi UFJ Trust and Banking Corporation on a stand-alone basis.

Fiscal Year Ended March 31, 2018 Compared to Fiscal Year Ended March 31, 2017

Retail & Commercial Banking Business Group

Net revenue of the Retail & Commercial Banking Business Group increased ¥16.3 billion to ¥1,584.3 billion for the fiscal year ended March 31, 2018 from ¥1,568.0 billion for the fiscal year ended March 31, 2017. The Retail & Commercial Banking Business Group’s net revenue mainly consists of interest income from lending and deposit-taking operations and fees relating to credit card settlement, consumer financing, real estate and stock transfer services for Japanese domestic individual and small to medium-sized corporate customers. The increase in net revenue was mainly due to an increase in payment processing fees and an increase in fees from the consumer finance business, reflecting growth in the volume of cashless payments. The increase in net revenue was also attributable to an increase in fees and commissions on sales of securities primarily due to stronger customer demand in response to the rising trend in equity prices. These increases in net revenues were partially offset by the lower net revenue related to operations funded by deposits due to tighter interest rate spreads in the near-zero interest rate environment in Japan.

Operating expenses of the Retail & Commercial Banking Business Group decreased ¥6.5 billion to ¥1,227.6 billion for the fiscal year ended March 31, 2018 from ¥1,234.1 billion for the fiscal year ended March 31, 2017, mainly resulting from our cost reduction measures.

As a result, operating profit of the Retail & Commercial Banking Business Group increased ¥22.8 billion to ¥356.7 billion for the fiscal year ended March 31, 2018 from ¥333.9 billion for the fiscal year ended March 31, 2017.

Japanese Corporate & Investment Banking Business Group

Net revenue of the Japanese Corporate & Investment Banking Business Group decreased ¥4.5 billion to ¥522.6 billion for the fiscal year ended March 31, 2018 from ¥527.1 billion for the fiscal year ended March 31, 2017. The Japanese Corporate & Investment Banking Business Group’s net revenue mainly consists of interest income from lending and deposit-taking operations and fees relating to financing, investment banking, real estate and stock transfer services for large Japanese corporate customers. The lower net revenue mainly reflected a decrease in fee income from the sales of derivative instruments and lower net revenues from the M&A and underwriting businesses, mainly reflecting reduced corporate investment and financing activities due to uncertainties surrounding the financial market. The lower net revenue was also attributable to decreases in net interest income related to domestic operations funded by deposits and net revenue from loans to domestic corporate clients due to tighter interest rate spreads in the near-zero interest rate environment in Japan, which more than offset the increases in net interest income related to overseas operations funded by deposits and net revenue from loans to overseas corporate clients.

Operating expenses of the Japanese Corporate & Investment Banking Business Group increased ¥5.6 billion to ¥295.6 billion for the fiscal year ended March 31, 2018 from ¥290.0 billion for the fiscal year ended March 31, 2017. This increase was primarily due to the increased volume of overseas Japanese corporate business and higher expenses for global financial regulatory compliance purposes.

As a result, operating profit of the Japanese Corporate & Investment Banking Business Group decreased ¥10.1 billion to ¥227.0 billion for the fiscal year ended March 31, 2018 from ¥237.1 billion for the fiscal year ended March 31, 2017.

Global Corporate & Investment Banking Business Group

Net revenue of the Global Corporate & Investment Banking Business Group decreased ¥39.7 billion to ¥378.6 billion for the fiscal year ended March 31, 2018 from ¥418.3 billion for the fiscal year ended March 31, 2017. The Global Corporate & Investment Banking Business Group’s net revenue mainly consists of interest income from lending and deposit-taking operations and fees and commissions from investment banking services and foreign exchange and derivatives transactions for large non- Japanese corporate and institutional customers outside Japan. The lower net revenue was mainly due to a decrease in the volume of M&A finance business in the United States as well as the application of stricter business acceptance criteria as part of our effort to improve profitability.

Operating expenses of the Global Corporate & Investment Banking Business Group increased ¥6.8 billion to ¥242.8 billion for the fiscal year ended March 31, 2018 from ¥236.0 billion for the fiscal year ended March 31, 2017, reflecting higher expenses for global financial regulatory compliance purposes.

As a result, operating profit of the Global Corporate & Investment Banking Business Group decreased ¥46.5 billion to ¥135.8 billion for the fiscal year ended March 31, 2018 from ¥182.3 billion for the fiscal year ended March 31, 2017.

Global Commercial Banking Business Group

Net revenue of the Global Commercial Banking Business Group increased ¥37.7 billion to ¥666.3 billion for the fiscal year ended March 31, 2018 from ¥628.6 billion for the fiscal year ended March 31, 2017. The Global Commercial Banking Business Group’s net revenue mainly consists of interest income from lending and deposit-taking operations and fees from remittances and transfers, consumer finance and wealth related services for individual and small to medium-sized corporate customers of MUFG Union Bank and Krungsri. The higher net revenue was mainly due to an increase in net interest income reflecting an increase in Krungsri’s automobile and consumer finance loan portfolio.

Operating expenses of the Global Commercial Banking Business Group increased ¥27.8 billion to ¥463.6 billion for the fiscal year ended March 31, 2018 from ¥435.8 billion for the fiscal year ended March 31, 2017, reflecting higher expenses in Krungsri primarily due to increased business volume.

As a result, operating profit of the Global Commercial Banking Business Group increased ¥9.9 billion to ¥202.7 billion for the fiscal year ended March 31, 2018 from ¥192.8 billion for the fiscal year ended March 31, 2017.

Asset Management & Investor Services Business Group

Net revenue of the Asset Management & Investor Services Business Group increased ¥13.7 billion to ¥190.4 billion for the fiscal year ended March 31, 2018 from ¥176.7 billion for the fiscal year ended March 31, 2017. The Asset Management & Investor Services Business Group’s net revenue mainly consists of fees from asset management and administration services for products, such as pension trusts and mutual funds. Net revenue of the Trust Assets Business Group increased mainly due to an increase in income from the fund administration and custody services globally, reflecting the contributions of our recently acquired overseas subsidiaries.

Operating expenses of the Asset Management & Investor Services Business Group increased ¥4.7 billion to ¥119.4 billion for the fiscal year ended March 31, 2018 from ¥114.7 billion for the fiscal year ended March 31, 2017. This was mainly due to the expansion of our fund administration and custody businesses globally through acquisitions.

As a result, operating profit of the Asset Management & Investor Services Business Group increased ¥9.0 billion to ¥71.0 billion for the fiscal year ended March 31, 2018 from ¥62.0 billion for the fiscal year ended March 31, 2017.

Global Markets Business Group

Net revenue of the Global Markets Business Group decreased ¥121.6 billion to ¥565.2 billion for the fiscal year ended March 31, 2018 from ¥686.8 billion for the fiscal year ended March 31, 2017. This was mainly due to a decrease in net revenue from the asset liability management operations, primarily reflecting a decrease in realized gains on sales of foreign government bonds as well as a decrease in interest income due to the reduction of our foreign government bond portfolio and the flattening of the yield curve of U.S. Treasury bonds. The decrease in net revenue was also attributable to lower net revenue from the sales and trading business in Japan, reflecting the low volatility in interest rates.

Operating expenses of the Global Markets Business Group increased ¥8.3 billion to ¥225.7 billion for the fiscal year ended March 31, 2018 from ¥217.4 billion for the fiscal year ended March 31, 2017, reflecting higher expenses in our overseas securities subsidiaries primarily with larger volumes of sales and trading business as well as higher expenses for financial regulatory compliance purposes.

As a result, operating profit of the Global Markets Business Group decreased ¥129.9 billion to ¥339.5 billion for the fiscal year ended March 31, 2018 from ¥469.4 billion for the fiscal year ended March 31, 2017.

Fiscal Year Ended March 31, 2017 Compared to Fiscal Year Ended March 31, 2016

Retail & Commercial Banking Business Group

Net revenue of the Retail & Commercial Banking Business Group decreased ¥77.9 billion to ¥1,568.0 billion for the fiscal year ended March 31, 2017 from ¥1,645.9 billion for the fiscal year ended March 31, 2016. The Retail & Commercial Banking Business Group’s net revenue mainly consists of interest income from lending and deposit-taking operations and fees relating to credit card settlement, consumer financing, real estate and stock transfer services for Japanese domestic individual and small to medium-sized corporate customers. The decrease in net revenue was mainly attributable to lower net revenue related to operations funded by deposits due to tighter interest rate spreads in the near-zero interest rate environment in Japan. The decrease in net revenue was also attributable to a decrease in fees and commissions on sales of securities primarily due to weaker customer demand in response to uncertain market conditions as well as a decrease in insurance commissions since the sales of certain types of single premium insurance products were suspended in April 2016 after Japanese government bonds began trading on negative yields.

Operating expenses of the Retail & Commercial Banking Business Group decreased ¥0.8 billion to ¥1,234.1 billion for the fiscal year ended March 31, 2017 from ¥1,234.9 billion for the fiscal year ended March 31, 2016. This decrease mainly resulted from our cost reduction measures, partially offset by an increase in the investments for a system integration project in our consumer finance subsidiary to establish an efficient and effective business platform for cashless payment and credit card services.

As a result, operating profit of the Retail & Commercial Banking Business Group decreased ¥77.1 billion to ¥333.9 billion for the fiscal year ended March 31, 2017 from ¥411.0 billion for the fiscal year ended March 31, 2016.

Japanese Corporate & Investment Banking Business Group

Net revenue of the Japanese Corporate & Investment Banking Business Group decreased ¥41.0 billion to ¥527.1 billion for the fiscal year ended March 31, 2017 from ¥568.1 billion for the fiscal year ended March 31, 2016. The Japanese Corporate & Investment Banking Business Group’s net revenue mainly consists of interest income from lending and deposit-taking operations and fees relating to financing, investment banking, real estate and stock transfer services for large Japanese corporate customers. The lower net revenue mainly reflected decreases in net revenue related to operations funded by deposits and net revenue from loans to corporate clients due to tighter interest rate spreads in the near-zero interest rate environment in Japan, as well as a decrease in fee income from the sales of derivative instruments. These decreases were offset in part by an increase in fees and commissions from hybrid financing transactions, including syndicated loans.

Operating expenses of the Japanese Corporate & Investment Banking Business Group decreased ¥2.0 billion to ¥290.0 billion for the fiscal year ended March 31, 2017 from ¥292.0 billion for the fiscal year ended March 31, 2016. This decrease mainly reflected a decrease in expenses associated with domestic operations, which was partially offset by an increase in expenses for overseas operations.

As a result, operating profit of the Japanese Corporate & Investment Banking Business Group decreased ¥39.0 billion to ¥237.1 billion for the fiscal year ended March 31, 2017 from ¥276.1 billion for the fiscal year ended March 31, 2016.

Global Corporate & Investment Banking Business Group

Net revenue of the Global Corporate & Investment Banking Business Group decreased ¥12.7 billion to ¥418.3 billion for the fiscal year ended March 31, 2017 from ¥431.0 billion for the fiscal year ended March 31, 2016. The Global Corporate & Investment Banking Business Group’s net revenue mainly consists of interest income from lending and deposit-taking operations and fees and commissions from investment banking services and foreign exchange and derivatives transactions for large non-Japanese corporate and institutional customers outside Japan. The lower net revenue was mainly due to the appreciation of the Japanese yen against other major currencies, partially offset by the positive impact of improvements in the event-driven financing business in Asia and Oceania, EMEA and the Americas. Net revenue was also adversely affected by tighter interest rate spreads in China, reflecting intensified competition among lending institutions, and lower volumes of U.S. dollar-denominated lending in China as the Renminbi depreciated against the U.S. dollar.

Operating expenses of the Global Corporate & Investment Banking Business Group increased ¥2.8 billion to ¥236.0 billion for the fiscal year ended March 31, 2017 from ¥233.2 billion for the fiscal year ended March 31, 2016, reflecting an increase in expenses for global financial regulatory compliance purposes.

As a result, operating profit of the Global Corporate & Investment Banking Business Group decreased ¥15.5 billion to ¥182.3 billion for the fiscal year ended March 31, 2017 from ¥197.8 billion for the fiscal year ended March 31, 2016.

Global Commercial Banking Business Group

Net revenue of the Global Commercial Banking Business Group increased ¥29.6 billion to ¥628.6 billion for the fiscal year ended March 31, 2017 from ¥599.0 billion for the fiscal year ended March 31, 2016. The Global Commercial Banking Business Group’s net revenue mainly consists of interest income from lending and deposit-taking operations and fees from remittances and transfers, consumer finance and wealth related services for individual and small to medium-sized corporate customers of MUFG Union Bank and Krungsri. The higher net revenue was mainly due to larger volumes of automobile purchase financing and consumer loans in Krungsri.

Operating expenses of the Global Commercial Banking Business Group decreased ¥1.1 billion to ¥435.8 billion for the fiscal year ended March 31, 2017 from ¥436.9 billion for the fiscal year ended March 31, 2016, reflecting an increase in expenses in Krungsri primarily due to the larger volumes of business. The increase was partially mitigated by our cost management measures, particularly in the Americas.

As a result, operating profit of the Global Commercial Banking Business Group increased ¥30.7 billion to ¥192.8 billion for the fiscal year ended March 31, 2017 from ¥162.1 billion for the fiscal year ended March 31, 2016.

Asset Management & Investor Services Business Group

Net revenue of the Asset Management & Investor Services Business Group increased ¥0.5 billion to ¥176.7 billion for the fiscal year ended March 31, 2017 from ¥176.2 billion for the fiscal year ended March 31, 2016. The Asset Management & Investor Services Business Group’s net revenue mainly consists of fees from asset management and administration services for products, such as pension trusts and mutual funds. Net revenue of the Trust Assets Business Group increased mainly due to an increase in income from the fund administration and custody services globally, which was largely offset by a decrease in net revenue attributable to the lower market values of pension funds and investment products, reflecting weaker equity prices in Japan between April 2016 and the U.S. presidential election in November 2016.

Operating expenses of the Asset Management & Investor Services Business Group increased ¥10.3 billion to ¥114.7 billion for the fiscal year ended March 31, 2017 from ¥104.4 billion for the fiscal year ended March 31, 2016. This was mainly due to the expansion of our fund administration and custody services globally.

As a result, operating profit of the Asset Management & Investor Services Business Group decreased ¥9.8 billion to ¥62.0 billion for the fiscal year ended March 31, 2017 from ¥71.8 billion for the fiscal year ended March 31, 2016.

Global Markets Business Group

Net revenue of the Global Markets Business Group decreased ¥28.7 billion to ¥686.8 billion for the fiscal year ended March 31, 2017 from ¥715.5 billion for the fiscal year ended March 31, 2016. This was mainly due to a decrease in profits on sales of foreign currency-denominated bonds as we reduced the balance of our foreign government bond portfolio in anticipation of, and reaction to, rising interest rates in the United States.

Operating expenses of the Global Markets Business Group increased ¥4.9 billion to ¥217.4 billion for the fiscal year ended March 31, 2017 from ¥212.5 billion for the fiscal year ended March 31, 2016, reflecting higher costs for a system integration project to enhance coordination and collaboration in the sales and trading business between our commercial banking subsidiaries and our securities subsidiaries as well as higher expenses for financial regulatory compliance purposes.

As a result, operating profit of the Global Markets Business Group decreased ¥33.6 billion to ¥469.4 billion for the fiscal year ended March 31, 2017 from ¥503.0 billion for the fiscal year ended March 31, 2016.